Refund Liability - Current	12 Months Ended
Sep. 30, 2023
Refund Liability - Current [Abstract]
REFUND LIABILITY - CURRENT

15. REFUND LIABILITY — CURRENT

As of September 30, 2023, the Company has a refund liability-current of $278,752, which represents the amount of consideration that the Company was not entitled to as a result of sales returned by a customer in January 2024 and the amount will be refunded to the customer in March 2024.